Long Term Debt - WildHorse Resources Revolving Credit Facility and Second Lien Facility - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 03, 2013	Jun. 13, 2013
Debt Obligations [Line Items]
Cash distribution paid	$ 0	$ 732,362,000	$ 0
Loss on extinguishment of debt	37,248,000	0	0
Revolving Credit Facility [Member] | WildHorse Resources, LLC [Member]
Debt Obligations [Line Items]
Initial borrowing base of second lien term facility				1,000,000,000
Line of credit facility, initial borrowing base				300,000,000
Line of credit, minimum collateral percentage				80.00%
Revolving Credit Facility [Member] | WildHorse Resources, LLC [Member] | Second Lien Term Loan [Member]
Debt Obligations [Line Items]
Initial borrowing base of second lien term facility					325,000,000
Line of credit, minimum collateral percentage					80.00%
Cash distribution paid					225,000,000
Loss on extinguishment of debt	$ 13,700,000
Revolving Credit Facility [Member] | WildHorse Resources, LLC [Member] | Second Lien Term Loan [Member] | Alternative Base Rate
Debt Obligations [Line Items]
Debt instrument interest rate					5.25%
Revolving Credit Facility [Member] | WildHorse Resources, LLC [Member] | Second Lien Term Loan [Member] | London Interbank Offered Rate (LIBOR)
Debt Obligations [Line Items]
Debt instrument interest rate					6.25%